Fair Value of Financial Instruments and Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2021
Fair Value Disclosures [Abstract]
Schedule of assets and liabilities measured at fair value
	At September 30, 2021 (Unaudited)			At December 31, 2020
Description	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Equity investments, at fair value	$820,126	$—	$—	$—	—	$—

Schedule of fair value hierarchy
	Level 1	Level 2	Level 3	Total
Common Stock	$820,126	$—	$—	$820,126
Total Investments	$820,126	$—	$—	$820,126

Schedule of activity in the company’s equity investments, at fair value
	September 30, 2021	December 31, 2020
Balance, beginning of period	$—	$—
Additions	531,250	—
Sales	(80,750)	—
Unrealized gain	369,626	—
Balance, end of period	$820,126	$—

Schedule of equity investment fair value components
	September 30, 2021	December 31, 2020
Equity investments, at original cost	$450,500	$—
Gross unrealized appreciation	369,626	—
Equity investments, at fair market value	$820,126	$—